Equity Incentive Schemes and Stock Compensation Charges - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 45,870	$ 55,667	$ 70,523
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	26,046	26,595	22,854
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 19,824	$ 29,072	$ 47,669